Finance Expense (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Expense [Abstract]
Summary of Finance Expense

Finance expense are as follows:

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Interest on debts and borrowings	4,286	5,333	4,109
Financial discounts and other expenses	102	37	871
Interest on lease liabilities	585	624	626
Financial component IAS 19	28	125	374
Foreign currency exchange losses	10,172	12,033	5,334
Derivatives devaluation	3,211	2,471	2,513
Other fair value adjustments	424	1,225	1,423
Total finance expense	18,808	21,848	15,250